Neuberger Berman International Equity Fund
Neuberger Berman International Equity Fund
Supplement to the Prospectus and Statement of Additional Information, each dated December 15, 2012, as amended January 25, 2013

Neuberger Berman International Equity Fund

Class A and Class C

New Expense Limitations for Class A and Class C

Effective June 28, 2013, NB Management is decreasing the contractual expense limitation for Class A and Class C to 1.21% and 1.96% of average net assets, respectively.  Accordingly, the Fee Table and Expense Example on page 6 of the Class A and Class C prospectus is replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Neuberger Berman International Equity Fund		Class A	Class C
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%
[1]	For Class A shares, a contingent deferred sales charge (CDSC) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Neuberger Berman International Equity Fund		Class A	Class C
Management fees		1.10%	1.10%
Distribution (12b-1) fees		0.25%	1.00%
Other expenses	[1]	0.13%	0.13%
Total annual operating expenses		1.48%	2.23%
Fee waiver and/or expense reimbursement		0.27%	0.27%
Total annual operating expenses after fee waiver and/or expense reimbursement	[2]	1.21%	1.96%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive current payment of fees and/or reimburse certain expenses of Class A and Class C so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, and extraordinary expenses, if any) of each class are limited to 1.21% and 1.96% of average net assets, respectively. Each of these undertakings lasts until 8/31/2016 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A and Class C will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21% and 1.96% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Expense Example Neuberger Berman International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,260	2,172
Class C	299	615	1,117	2,497

Expense Example No Redemption Neuberger Berman International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,260	2,172
Class C	199	615	1,117	2,497